Schedule of interest income, interest expense and loan provision losses related to loans (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Interest income	¥ 873,148	¥ 1,102,493	¥ 1,320,510
Less: Interest expense	(19,369)	(53,114)	(146,306)
Net interest income	¥ 853,779	¥ 1,049,379	¥ 1,174,204